Loans and Borrowings - Summary of Long-term Loans and Borrowings (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
		Mar. 31, 2017	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about borrowings [line items]
Total long term debt	[1]		$ 16,800	$ 33,600
Unamortised debt issuance cost			(52)	(178)
Total long term debt			16,748	33,422
Current portion of long-term debt			16,748	16,674
Long-term debt			$ 0	16,748
Long term loan to finance acquisition of health help [member]
Disclosure of detailed information about borrowings [line items]
Interest rate basis		3M USD Libor	3M USD LIBOR
Adjustment to interest rate basis		0.95%	0.95%
Final maturity (fiscal year)			2022
Total long term debt			$ 16,800	$ 33,600

[1]	Before netting off debt issuance cost of $52 and $178 as at March 31, 2021 and March 31, 2020, respectively.